Common Stock - Shares Reserved for Future Issuance (Details) - shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	28,248,103	28,499,408	28,706,795
Warrants to purchase common stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	7,527	7,527	0
Exercise of options under stock plan
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	4,138,635	4,364,377	4,308,890
Issuance of options under stock plan
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	32,326	57,889	328,290
Conversion of Series A convertible preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	1,629,629	1,629,629	1,629,629
Conversion of Series A-1 convertible preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	1,111,111	1,111,111	1,111,111
Conversion of Series B convertible preferred stock
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	6,264,470	6,264,470	6,264,470
Conversion of Series C convertible preferred stock and warrants
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)	15,064,405	15,064,405	15,064,405